BUSINESS SEGMENTS (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Segment Reporting [Abstract]
Schedule of selected financial information relating to the Business' reportable segments
The following table presents selected financial information relating to the Company’s business segments (in thousands):

	(Successor)	(Predecessor)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Product revenues, net
Branded CPG	$81,797	$40,219
Flavors & Ingredients	24,028	25,753
Total product revenues, net	$105,825	$65,972

Operating income (loss)
Branded CPG	$10,159	$(6,755)
Flavors & Ingredients	972	(24,010)
	11,131	(30,765)
Corporate	(14,195)	(2,557)
Total operating income (loss)	$(3,064)	$(33,322)

The following table presents selected financial information relating to the Company’s business segments (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
Product revenues, net
Branded CPG	$96,857	$80,749	$165,863	$173,759
Flavors & Ingredients	50,311	47,579	106,260	117,206
Total product revenues, net	$147,168	$128,328	$272,123	$290,965

Operating income (loss)
Branded CPG	$(3,461)	$(14,463)	$10,280	$8,283
Flavors & Ingredients	(2,645)	(23,718)	19,396	19,469
Total operating (loss) income	$(6,106)	$(38,181)	$29,676	$27,752

Summary of revenue disaggregated by geographic operating segments

	(Successor)	(Predecessor)
	Three Months Ended March 31, 2021	Three Months Ended March 31, 2020
Branded CPG:
North America	$51,970	$15,248
Europe	19,414	15,970
India, Middle East and Africa	2,643	2,056
Asia-Pacific	5,226	4,172
Latin America	2,544	2,773
Flavors & Ingredients	24,028	25,753
Total product revenues, net	$105,825	$65,972

The following table presents geographic information based upon revenues of the Company’s major geographic markets (in thousands):

	(Successor)	(Predecessor)
	From June 26, 2020 to December 31, 2020	From January 1, 2020 to June 25, 2020	Year Ended December 31, 2019	Year Ended December 31, 2018
North America	$63,386	$54,253	$104,788	$103,803
Europe, Middle East and Africa	52,348	46,479	105,546	119,456
Asia-Pacific	24,606	21,090	47,695	48,889
Latin America	6,828	6,506	14,094	18,817
Total product revenues, net	$147,168	$128,328	$272,123	$290,965